TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2022	2021

Net operating loss carry forward	$4,530	$4,434

Research and development expenses	812	463
Other	34	21

Less: Valuation allowance	(5,376)	(4,918)

Net deferred tax asset	$-	$-

Schedule of unrecognized tax benefits
	December 31,
	2022	2021	2020
Opening balance	$234	$220	$-
Tax positions taken in the current year		-	217
Interest and Exchange difference	9	14	3

Closing balance	$243	$234	$220